Risk Management (Details) - Schedule of maturity profile of the Group's financial liabilities - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
2020
Gross outstanding claims		$ 492,255	$ 413,053
Gross unearned premiums		277,268	206,214
Insurance payables		83,461	53,544
Other liabilities		20,717	15,012
Derivative financial liability	[1]	13,628
Unearned commissions		11,038	8,910
Total liabilities		898,367	696,733
Less than 1 year [Member]
2020
Gross outstanding claims		210,536	172,243
Gross unearned premiums		222,124	159,660
Insurance payables		78,461	53,544
Other liabilities		18,298	13,873
Derivative financial liability	[1]
Unearned commissions		10,012	7,531
Total liabilities		539,431	406,851
More than one year [Member]
2020
Gross outstanding claims		281,719	240,810
Gross unearned premiums		55,144	46,554
Insurance payables		5,000
Other liabilities		2,419	1,139
Derivative financial liability	[1]	13,628
Unearned commissions		1,026	1,379
Total liabilities		$ 358,936	$ 289,882

[1]	There is no contractual obligation to settle the Warrants in cash.